Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade	$ 431,602	$ 407,733
Value-added and other tax receivables	22,292	14,986
Other	79,721	78,206
Trade and other receivables	$ 533,615	$ 500,925